Compensation Of Key Management Personnel - Summary of the Remuneration of the Key Management Personnel (Parenthetical) (Details) $ in Thousands	10 Months Ended
Nov. 30, 2022 CAD ($)
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Consultant fee	$ 407